DEBT (Details Narrative) - USD ($)						1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 17, 2024	Jan. 03, 2024	Dec. 15, 2023	Oct. 27, 2023	Jul. 08, 2020	Sep. 30, 2021	Sep. 30, 2024	Dec. 31, 2023	Oct. 31, 2022
Convertible Note Payable 1 [Member]
Debt Instrument [Line Items]
Principal amount									$ 350,000
Repayments of Convertible Debt			$ 50,000	$ 200,000
Unsecured Note 3 [Member]
Debt Instrument [Line Items]
Principal amount								$ 150,000
Debt interest rate								5.00%
Maturity period								Jun. 30, 2024
Unsecured Note 4 [Member]
Debt Instrument [Line Items]
Principal amount		$ 1,500,000
Debt interest rate	10.00%	8.00%
Maturity period	Sep. 30, 2024	Jul. 31, 2024
Unsecured debt							$ 1,235,178
Interest expense							150,000
Eidl Loan [Member]
Debt Instrument [Line Items]
Debt interest rate					3.75%
Proceeds from loan					$ 150,000
Note payable amount							150,000	$ 150,000
License Agreement [Member] | Purple Bio Tech [Member]
Debt Instrument [Line Items]
Principal amount						$ 1,500,000
Interest rate						5.00%
Convertible note payable							$ 218,750	625,000
Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Convertible note payable								$ 100,000